Supplementary Financial Statements Information (Accrued warranty costs) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts Payable and Accrued Liabilities, Current [Abstract]
Beginning of period	$ 4,355	$ 3,397
Accruals	4,414	7,643
Usage	(4,068)	(6,685)
Balance at end of period	$ 4,701	$ 4,355